Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
DocumentType	dei_DocumentType	485BPOS
DocumentPeriodEndDate	dei_DocumentPeriodEndDate	Aug. 28, 2018
EntityRegistrantName	dei_EntityRegistrantName	World Funds Trust
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001396092
AmendmentFlag	dei_AmendmentFlag	false
TradingSymbol	dei_TradingSymbol	wft
Toreador Core Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Toreador Core Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Core Fund (the “Core Fund”) is long-term capital appreciation.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Core Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Core Fund’s performance. During the most recent fiscal year ended April 30, 2018, the Core Fund’s portfolio turnover rate was 75.46% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	75.46%
ExpenseFootnotesTextBlock	rr_ExpenseFootnotesTextBlock	Investor Class shares were previously Retail Class shares. On September 12, 2017, the shareholders of the Core Fund approved a reorganization of Retail Class shares into Investor Class shares.
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example:
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Core Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleClosingTextBlock	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Core Fund invests primarily in equity securities of large cap companies of a size similar to those in either the S&P 500® Index or the Russell 1000® Index. As of May 11, 2018, the Russell 1000® Index was composed of companies having market capitalizations of between $2.5 billion and $926.9 billion. As of May 31, 2018, the S&P 500® Index was composed of companies having market capitalizations of between $3.66 billion and $923.8 billion. In choosing investments, the Adviser typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Core Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Core Fund may also invest in small and mid cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies, including exchange-traded funds (“ETFs”).

The Adviser will typically sell a company from the Core Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

The principal risk of investing in the Core Fund is that the value of its investments are subject to market, economic and business risk that may cause the Core Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Core Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Core Fund's investment objective. An investment in the Core Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Core Fund is also subject to the following additional principal risks:

Equity Securities Risk – Since it purchases equity securities, the Core Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Core Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Core Fund.

Market Risk – The value of securities in the Core Fund’s overall portfolio will fluctuate and, as a result, the Core Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small and Mid Cap Risk – Investing in the securities of small and mid cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation - The Core Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Core Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – When the Core Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Core Fund expenses. The Core Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices. ETFs are subject to additional risks, such as the fact that an ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop for shares of the ETF.

ETF Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The Core Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Core Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Core Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows the Predecessor Fund’s and the Core Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) as of December 31, 2017. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Core Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Core Fund. Past performance of the Core Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the Core Fund’s Investor Class shares. Performance for the Investor Class for periods prior to September 15, 2017 reflects the performance of the Retail Shares of the Predecessor Fund and Core Fund. On September 15, 2017, the Retail Shares of the Core Fund were reorganized into the Investor Class shares of the Core Fund.

Updated performance information is available by calling toll-free 800-673-0550.

BarChartHeading	rr_BarChartHeading	Investor Class Year-by-Year Annual Returns as of December 31st Toreador Core Fund Investor Class Total Return
AnnualReturn2008	rr_AnnualReturn2008	(35.10%)
AnnualReturn2009	rr_AnnualReturn2009	29.49%
AnnualReturn2010	rr_AnnualReturn2010	13.69%
AnnualReturn2011	rr_AnnualReturn2011	(4.87%)
AnnualReturn2012	rr_AnnualReturn2012	16.24%
AnnualReturn2013	rr_AnnualReturn2013	38.12%
AnnualReturn2014	rr_AnnualReturn2014	13.40%
AnnualReturn2015	rr_AnnualReturn2015	(3.29%)
AnnualReturn2016	rr_AnnualReturn2016	12.49%
AnnualReturn2017	rr_AnnualReturn2017	25.33%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 17.41% (quarter ended September 30, 2009) and the lowest quarterly return was -24.47% (quarter ended December 31, 2008).

Year to date return as of June 30, 2018 was 1.35%.

YearToDateReturnLabel	rr_YearToDateReturnLabel	Year to Date Return
BarChartYearToDateReturnDate	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
BarChartYearToDateReturn	rr_BarChartYearToDateReturn	1.35%
HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	17.41%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(24.47%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Returns (for the periods ended December 31, 2017)
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Core Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Indices would be lower).

Toreador Core Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	21.69%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.71%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	8.59%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	8.89%
Toreador Core Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	19.42%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	13.39%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	6.18%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	8.79%
Toreador Core Fund | Investor Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 122
ExpenseExampleYear03	rr_ExpenseExampleYear03	451
ExpenseExampleYear05	rr_ExpenseExampleYear05	803
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,795
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Toreador Core Fund | Investor Class | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.33%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	16.39%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	8.48%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.94%
Toreador Core Fund | Investor Class | Return After-Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	24.39%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	14.71%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	7.57%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.17%
Toreador Core Fund | Investor Class | Return After-Taxes on Distributions and Sale of Fund Shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.93%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	12.70%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	6.62%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	6.27%
Toreador Core Fund | Institutional Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 97
ExpenseExampleYear03	rr_ExpenseExampleYear03	371
ExpenseExampleYear05	rr_ExpenseExampleYear05	666
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,506
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2009
Toreador Core Fund | Institutional Class | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.66%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	16.67%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	none
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	14.16%
Toreador International Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Toreador International Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador International Fund (the “International Fund”) is capital appreciation.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the International Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year ended April 30, 2018, the International Fund’s portfolio turnover rate was 65.53% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	65.53%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example:
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the International Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleClosingTextBlock	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities. Under normal market conditions, the International Fund will invest at least 80% of its net assets in securities of companies located outside the United States. This investment policy may be changed by the International Fund upon 60 days’ prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The International Fund may invest in securities of companies in emerging and developing markets.

The foreign securities the International Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the International Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and ETFs. ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the International Fund's investment objective and strategies. By investing in other investment companies, the International Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the International Fund within the limits contained in the 1940 Act.

In selecting securities for the International Fund, the Adviser emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the International Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using the Adviser’s proprietary valuation techniques, whichever are appropriate. In addition, the Adviser may consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable.

In determining which portfolio securities to sell, the Adviser may consider, but is not limited to, the following: (1) if a security appreciates such that, as a total percentage of the International Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to International Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

The principal risk of investing in the International Fund is that the value of its investments are subject to market, economic and business risk that may cause the International Fund's NAV to fluctuate over time. Therefore, the value of your investment in the International Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the International Fund's investment objective. An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk – Since it purchases equity securities, the International Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the International Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the International Fund.

Market Risk – The value of securities in the International Fund’s overall portfolio will fluctuate and, as a result, the International Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Risks of Investment Selection and Asset Allocation – The International Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the International Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Companies and ETFs – The International Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the International Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the International Fund’s holdings at the most optimal time, which may result in a loss.

Foreign Investing – The International Fund invests in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the International Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging and Developing Markets – The International Fund also invests in securities of companies that trade in emerging and developing markets. The International Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts – In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The International Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund "). On October 10, 2012, the Russia Fund’s name and investment policies were changed, and on December 27, 2012, shareholders approved a new investment advisory agreement with the Adviser on behalf of the International Fund.

The International Fund was reorganized on August 15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the International Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the International Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows the International Fund’s annual returns for the Investor Class shares as of December 31, 2017. The performance of the International Fund’s Institutional Class shares will differ due to differences in expenses.

The table below shows how the International Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the International Fund. Past performance of the International Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the International Fund’s Investor Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

BarChartHeading	rr_BarChartHeading	Investor Class Year-by-Year Annual Returns as of December 31st Toreador International Fund Investor Class Total Return
AnnualReturn2013	rr_AnnualReturn2013	25.63%
AnnualReturn2014	rr_AnnualReturn2014	(7.53%)
AnnualReturn2015	rr_AnnualReturn2015	(0.85%)
AnnualReturn2016	rr_AnnualReturn2016	(1.94%)
AnnualReturn2017	rr_AnnualReturn2017	22.51%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was -9.38% (quarter ended September 30, 2015).

Year to date return as of June 30, 2018 was -3.68%.

YearToDateReturnLabel	rr_YearToDateReturnLabel	Year to Date Return
BarChartYearToDateReturnDate	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
BarChartYearToDateReturn	rr_BarChartYearToDateReturn	(3.68%)
HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	11.55%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(9.38%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Returns (for the Periods Ended December 31, 2017)
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their International Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Toreador International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.03%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	7.90%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.31%
Toreador International Fund | Investor Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[2]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 111
ExpenseExampleYear03	rr_ExpenseExampleYear03	571
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,057
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,399
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Investor Class | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	22.51%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	6.71%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	6.83%
Toreador International Fund | Investor Class | Return After-Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	22.26%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	6.51%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	2.44%
Toreador International Fund | Investor Class | Return After-Taxes on Distributions and Sale of Fund Shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	12.74%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	5.16%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	1.95%
Toreador International Fund | Institutional Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 86
ExpenseExampleYear03	rr_ExpenseExampleYear03	469
ExpenseExampleYear05	rr_ExpenseExampleYear05	876
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,017
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Institutional Class | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	22.87%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	6.99%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.11%
Toreador Explorer Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Toreador Explorer Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Explorer Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2018, the Explorer Fund’s portfolio turnover rate was 82.63% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	82.63%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example:
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleClosingTextBlock	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Explorer Fund invests primarily in equity securities of companies of a size similar to those in the Russell 2000® Index. As of May 11, 2018, the Russell 2000® Index was composed of companies having market capitalizations of between $159.2 million and $5.0 billion.

Equity securities in which the Explorer Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

In choosing investments, the Adviser typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Explorer Fund’s performance.

The Explorer Fund may also invest in other investment companies, including ETFs.

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

The principal risk of investing in the Explorer Fund is that the value of its investments are subject to market, economic and business risk that may cause the Explorer Fund's NAV to fluctuate over time. Therefore, the value of your investment in the Explorer Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Explorer Fund's investment objective. An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Explorer Fund is also subject to the following additional principal risks:

Equity Securities Risk – Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Market Risk – The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Small Cap Risk – Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation - The Explorer Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Risk of Other Equity Securities -

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Explorer Fund’s holdings at the most optimal time, which may result in a loss.

ETF Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Explorer Fund’s annual return for the Institutional Class shares (the Class with the longest period of annual returns) as of December 31, 2017. The performance of Investor Class shares will differ due to differences in expenses.

The table below shows how the Explorer Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Explorer Fund. Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the Explorer Fund’s Institutional Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

BarChartHeading	rr_BarChartHeading	Institutional Class Year-by-Year Annual Returns as of December 31st Toreador Explorer Fund Institutional Class Total Return
AnnualReturn2016	rr_AnnualReturn2016	16.97%
AnnualReturn2017	rr_AnnualReturn2017	17.53%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 9.35% (quarter ended December 31, 2016) and the lowest quarterly return was -1.57% (quarter ended June 30, 2016).

Year to date return as of June 30, 2018 was 4.67%.

YearToDateReturnLabel	rr_YearToDateReturnLabel	Year to Date Return
BarChartYearToDateReturnDate	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
BarChartYearToDateReturn	rr_BarChartYearToDateReturn	4.67%
HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	9.35%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(1.57%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.

After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Toreador Explorer Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.65%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	9.39%
Toreador Explorer Fund | Institutional Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.14%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.75%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[3]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[3]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 85
ExpenseExampleYear03	rr_ExpenseExampleYear03	508
ExpenseExampleYear05	rr_ExpenseExampleYear05	957
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,204
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Toreador Explorer Fund | Institutional Class | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	17.53%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	8.20%
Toreador Explorer Fund | Institutional Class | Return After-Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	16.55%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.85%
Toreador Explorer Fund | Institutional Class | Return After-Taxes on Distributions and Sale of Fund Shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	9.92%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	6.17%
Toreador Explorer Fund | Investor Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.14%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[3]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%	[3]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 110
ExpenseExampleYear03	rr_ExpenseExampleYear03	626
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,169
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,654
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Toreador Explorer Fund | Investor Class | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	17.29%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	8.60%
Toreador Select Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Toreador Select Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Select Fund (the “Select Fund”) is long-term capital appreciation.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Select Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. During the most recent fiscal period ended April 30, 2018, the Select Fund’s portfolio turnover rate was 211.64% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	211.64%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example:
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleClosingTextBlock	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Select Fund invests primarily in equity securities of U.S. companies whose market capitalizations are, at the time of purchase, similar to those in the S&P 500® Index. As of May 31, 2018, the S&P 500® Index was composed of companies having market capitalizations of between $3.66 billion and $923.8 billion.

Equity securities in which the Select Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

The Select Fund may also invest in the securities of other investment companies including ETFs.

In choosing investments, the Adviser employs a proprietary stock selection model that ranks stocks according to fundamental criteria that the Adviser believes are indicative of company strength and superior risk/return profile. These criteria may include intrinsic value, management quality, leverage and free cash flow, earnings quality, return on assets, return on equity and return on capital. The Select Fund will normally invest across a majority of the economic sectors represented in the S&P 500® Index, in approximately the same percentages as each such sector is represented in the Index. Although the Select Fund will focus on large capitalization securities, the Fund may invest in securities across all market capitalization ranges.

The Select Fund will normally hold between 35 to 65 securities in its portfolio.

The Select Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Select Fund’s performance.

The Adviser will typically sell a company from the Select Fund’s portfolio when indicated by the proprietary stock selection model described above or when the Adviser elects to take a temporary defensive position.

From time to time, the Adviser may take temporary defensive positions, which are inconsistent with the Select Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Select Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Select Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Select Fund is mentioned below. Before you decide whether to invest in the Select Fund, carefully consider these risk factors and special considerations associated with investing in the Select Fund, which may cause you to lose part or all of your investment in the Select Fund. There can be no assurance that the Select Fund will achieve its investment objective.

Equity Securities Risk - Since the Select Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Select Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Select Fund.

Market Risk – The value of securities in the Select Fund’s portfolio will fluctuate and, as a result, the Select Fund’s share price may decline suddenly or over a sustained period of time. The equity securities purchased by the Select Fund may involve large price swings and potential for loss.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Risks of Investment Selection and Asset Allocation - The Select Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Select Fund may not perform as anticipated.

Risk of Other Equity Securities -

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk - When the Select Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses of the other investment company, which results in higher Fund expenses. The Select Fund may be affected by losses of the other investment companies and the level of risk arising from their investment practices. ETFs are subject to additional risks, such as the fact that an ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop for shares of the ETF.

ETF Risk - ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Select Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Select Fund’s ability to sell its shares.

Portfolio Turnover Risk - The Select Fund may, at times, have a portfolio turnover rate that is higher than other stock funds. A high rate of portfolio turnover increases brokerage and other expenses, which are borne by the Select Fund and its shareholders. A high portfolio turnover rate can also result in higher current realization of capital gains and a potentially larger current tax liability.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The Select Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year and by showing the Select Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Select Fund will perform in the future.

Updated performance information is available by calling toll-free 1-800-673-0550.

Toreador Select Fund | Investor Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.91%
Total Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[4]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 102
ExpenseExampleYear03	rr_ExpenseExampleYear03	593
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,112
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,535
Toreador Select Fund | Institutional Class
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[4]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 77
ExpenseExampleYear03	rr_ExpenseExampleYear03	436
ExpenseExampleYear05	rr_ExpenseExampleYear05	821
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,899
[1]	Toreador Research & Trading LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Core Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the average daily net assets of the Core Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the parties.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the International Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.84% of the average daily net assets of the International Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the International Fund within three years following the date such waiver and/or reimbursement was made, provided that the International Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the Adviser and the Trust. Prior to February 1, 2018, the Adviser had agreed to limit the total expenses of the International Fund (with the same exclusions noted above) to 1.75% through August 31, 2019.
[3]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the average daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within three years following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the parties. Prior to October 1, 2017, the Adviser had agreed to limit the total expenses of the Explorer Fund (with the same exclusions noted above) to 1.14% through August 31, 2019.
[4]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.75% of the average daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within three years following the date such waiver and/or reimbursement was made, provided that the Select Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the parties. Prior to October 1, 2017, the Adviser had agreed to limit the total expenses of the Select Fund (with the same exclusions noted above) to 0.95% through August 31, 2019.